Convertible Preferred Stock, Common Stock and Stockholders' Deficit	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock Common Stock And Stockholders Deficit [Abstract]
Convertible Preferred Stock, Common Stock and Stockholders' Deficit
6.	Convertible Preferred Stock, Common Stock and Stockholders’ Deficit
Common Stock
The total number of shares of common stock of Viracta outstanding as of December 31, 2020 and 2019 was 8,096,397 and 643,198, respectively.

Warrants to Purchase Common Stock
Concurrent with the issuance of the Convertible Promissory Notes, the Company issued to the Note investors warrants to purchase 2,237,164 shares of Viracta Common Stock (the Common Warrants). The Common Warrants exercise price is $0.01 per share. Unless previously exercised, the Common Warrants will expire on the seven-year anniversary of the date of issuance. As of December 31, 2020 and 2019, 505,347 shares of common stock had been issued upon the exercise of the Common Warrants (including net exercises) and Common Warrants to purchase 1,727,191 shares of common stock remain unexercised. These shares have been included in the weighted average shares outstanding for both basic and diluted net loss per share for the years ended December 31, 2020 and 2019 as their exercise price is $0.01 per share.
During September 2020, the Company issued a fully vested warrant to purchase 169,014 shares of common stock to a consultant with an exercise price of $0.01 per share. The warrant for 169,014 shares of common stock was exercised at the time of issuance.
Warrants to Purchase Preferred Stock
Concurrent with the issuance of the SVB Loan Agreement, the Company issued warrants to purchase a number of shares of preferred stock (the Preferred Warrants). Preferred Warrant issuance correlates to the amount of proceeds received at a rate of 2.5% of principal amounts as defined in the SVB Agreement. The Preferred Warrants are priced at the Series E Preferred price of $0.6055 per share. Unless previously exercised, the Preferred Warrants will expire on July 30, 2030. As of December 31, 2020, no Preferred Warrants had been exercised.
Convertible Preferred Stock
On November 25, 2020, the Company completed a Series E Preferred Stock equity financing, issuing 66,061,102 shares at a price per share of $0.6055, yielding gross proceeds of approximately $40.0 million. The Series E Preferred Stock is convertible into common stock at any time. The number of shares of common stock that will be issued upon such conversion is determined by dividing its original issuance price by the applicable conversion price.
The following table represents the redeemable convertible preferred stock as of December 31, 2020.

	Shares Authorized	Original Issuance Price	Shares Issued and Outstanding	Liquidation Value
Series A-1	34,361,663	$0.3993	34,361,663	$13,720,612
Series B	23,549,212	$0.7139	23,549,212	16,811,782
Series C	12,766,166	$0.8378	12,766,166	10,695,494
Series D	17,266,027	$0.9788	17,138,320	16,774,988
Series E	66,780,429	$0.6055	66,061,102	39,999,997

Total	154,723,497		153,876,463	$98,002,873

Liquidation Preference
In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of the then outstanding shares of Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, and Series
A-1
Preferred Stock are first entitled to receive the amount of $0.6055, $0.9788, $0.8378, $0.7139, or $0.3993 per share, respectively, plus all declared but unpaid dividends for such shares, prior and in preference to any distribution of any assets of the Company to the holders of the common stock. Series E Preferred Stock holds liquidation preference priority over Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock and Series
A-1
Preferred Stock. Series D Preferred Stock holds liquidation preference priority over Series C Preferred Stock, Series B Preferred Stock and Series
A-1
Preferred Stock. Series C Preferred Stock holds liquidation preference priority over both Series B Preferred Stock and Series
A-1
Preferred Stock. Series B Preferred Stock holds priority over Series
A-1
Preferred Stock.
If, upon the occurrence of such event, the proceeds distributed among the holders of the Series E Preferred Stock, the Series D Preferred Stock, the Series C Preferred Stock, the Series B Preferred Stock, and the Series
A-1
Preferred Stock are insufficient to permit the full payment of the aforementioned preferential amounts to each holder of convertible preferred stock, then the entire proceeds legally available for distribution to the convertible preferred stock shall be distributed ratably among the holders of the Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, the Series B Preferred Stock, and the Series
A-1
Preferred Stock in proportion to the full preferential amount that each such holder of convertible preferred stock is otherwise entitled to receive.
Upon completion of the distributions required by the above-mentioned liquidation preferences, any remaining proceeds shall be distributed among the holders of Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, Series
A-1
Preferred Stock and common stock pro rata based on the number of shares of common stock held by each, assuming full conversion of the Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, the Series B Preferred Stock, and the Series
A-1
Preferred Stock, to common stock at the then-effective conversion price for such share
s
.
Dividends
The holders of shares of Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, and Series
A-1
Preferred Stock are entitled to receive
non-cumulative
dividends, out of any assets legally available, prior and in preference to any declaration or payment of any dividend on the common stock, in an amount at least equal to 8% per annum of the Series E original issue price ($0.6055 per share), Series D original issue price ($0.9788), Series C original issue price ($0.8378 per share), the Series B original issue price ($0.7139 per share) and the Series
A-1
original issue price ($0.3993 per share), respectively, all subject to adjustment from time to time for recapitalizations, payable when and if declared by the Company’s board of directors. The Company has not declared any dividends on its convertible preferred stock.
Voting
The holder of each share of Series E Preferred Stock, Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock and Series
A-1
Preferred Stock are entitled to one vote for each share of common stock into which such preferred stock could then be converted and, with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of common stock and is entitled to notice of any stockholders’ meeting in accordance with the Company’s bylaws.
The Company is party to a voting agreement with certain holders of its capital stock. The parties to the voting agreement have agreed, subject to certain conditions, to vote the shares of the Company’s capital stock held by them so as to elect the following individuals as directors: (1) two individuals designated by the holders of a majority of the outstanding shares of Series
A-1
Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, (2) one individual who is an industry expert designated by the holders of a majority of the outstanding shares of Series
A-1
Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock, voting together as a single class and on an as-converted
to Common Stock basis, (3) one individual designated by certain Series E holder, so long as that holder owns any shares of Series E Preferred Stock, (4) one individual designated by the holders of a majority of the outstanding shares of Series E Preferred Stock, (5) one individual who is an industry expert designated by the holders of a majority the outstanding shares of Series E Preferred Stock, and (6) the Company’s Chief Executive Officer.
Upon the consummation of the merger with Sunesis Pharmaceuticals, Inc., the obligations of the parties to the voting agreement to vote its shares so as to elect these nominees, as well as the other rights and obligations under this agreement, terminated and none of the Company’s stockholders have any special rights regarding the nomination, election or designation of members of the combined company’s board of directors.

Automatic Conversion
Upon the closing of a sale of shares of common stock in a public offering, all outstanding shares of Series
A-1
Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock shall be automatically converted into shares of common stock at the then effective conversion price, provided that (a) the offering results in gross proceeds to the Company of at least $40.0 million before underwriting discount and commissions, and (b) the shares of common stock have been listed for trading on the New York Stock Exchange, the NASDAQ Select Market or the NASDAQ Global Market. In connection with the closing of the merger and the concurrent private placement of common stock, the holders of the Company’s preferred stock waived their right to exchange their shares into any class of stock other than common and converted to common stock immediately prior to the closing of the concurrent private placement of common stock.
Redemption
The Company’s convertible preferred stock are not explicitly redeemable currently or at a specified date in the future. The convertible preferred stock are presented outside of stockholders’ equity because in the event of certain deemed liquidation events considered not solely within the Company’s control, such as a merger, acquisition and sale of all or substantially all of the Company’s assets, the convertible preferred stock will become redeemable at the option of the holders. As these deemed liquidation events are not probable of occurring as of December 31, 2020 or prior, the Company has not adjusted the carrying values of the convertible preferred stock.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance are as follows in common equivalent shares:

	December 31, 2020	December 31, 2019
Conversion of preferred stock	168,110,611	96,519,011
Common stock warrants	1,727,191	1,727,191
Preferred stock warrants	206,440	—
Stock options issued and outstanding	10,079,143	14,132,152
Authorized for future option grants	9,908,933	3,756,768

Total	190,032,318	116,135,122